Portfolio of Investments
Columbia Large Cap Value Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 6.5%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	1,607,200	44,824,808
Media 3.2%
Comcast Corp., Class A	1,245,500	65,662,760
DISH Network Corp., Class A(a)	474,145	14,940,309
Total		80,603,069
Wireless Telecommunication Services 1.5%
T-Mobile USA, Inc.(a)	313,700	37,634,589
Total Communication Services		163,062,466
Consumer Discretionary 6.7%
Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	295,600	40,594,748
Las Vegas Sands Corp.	355,100	22,229,260
Total		62,824,008
Household Durables 1.2%
Toll Brothers, Inc.	566,900	30,283,798
Specialty Retail 1.9%
Home Depot, Inc. (The)	188,600	48,722,924
Textiles, Apparel & Luxury Goods 1.1%
Levi Strauss & Co., Class A	1,147,900	26,700,154
Total Consumer Discretionary		168,530,884
Consumer Staples 6.8%
Beverages 1.3%
Coca-Cola Co. (The)	680,300	33,327,897
Food & Staples Retailing 1.9%
Walmart, Inc.	363,013	47,162,649
Household Products 1.9%
Procter & Gamble Co. (The)	387,200	47,830,816
Tobacco 1.7%
Philip Morris International, Inc.	497,300	41,783,146
Total Consumer Staples		170,104,508
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.0%
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp.	284,500	28,450,000
ConocoPhillips Co.	754,100	39,220,741
EOG Resources, Inc.	617,400	39,859,344
Valero Energy Corp.	542,600	41,769,348
Total		149,299,433
Total Energy		149,299,433
Financials 22.7%
Banks 11.2%
Bank of America Corp.	1,422,443	49,372,997
Citigroup, Inc.	772,900	50,918,652
JPMorgan Chase & Co.	643,500	94,703,895
PNC Financial Services Group, Inc. (The)	250,201	42,123,840
Truist Financial Corp.	746,300	42,509,248
Total		279,628,632
Capital Markets 4.5%
Bank of New York Mellon Corp. (The)	764,300	32,222,888
Intercontinental Exchange, Inc.	289,400	31,923,714
Morgan Stanley	628,200	48,289,734
Total		112,436,336
Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class B(a)	303,938	73,100,128
Insurance 4.1%
Allstate Corp. (The)	295,024	31,449,559
Chubb Ltd.	256,100	41,636,738
Lincoln National Corp.	532,600	30,288,962
Total		103,375,259
Total Financials		568,540,355
Health Care 12.0%
Biotechnology 0.4%
BioMarin Pharmaceutical, Inc.(a)	71,100	5,505,273
BioNTech SE, ADR(a)	44,500	4,851,835
Total		10,357,108
Columbia Large Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.4%
Becton Dickinson and Co.	137,200	33,085,780
Medtronic PLC	444,800	52,028,256
Total		85,114,036
Health Care Providers & Services 2.7%
Cigna Corp.	165,200	34,675,480
Humana, Inc.	85,300	32,384,145
Total		67,059,625
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	529,200	32,455,836
Johnson & Johnson	511,700	81,083,982
Merck & Co., Inc.	336,700	24,451,154
Total		137,990,972
Total Health Care		300,521,741
Industrials 12.9%
Aerospace & Defense 1.0%
Northrop Grumman Corp.	81,900	23,886,954
Air Freight & Logistics 1.5%
FedEx Corp.	145,000	36,902,500
Airlines 1.5%
Alaska Air Group, Inc.(a)	587,300	38,186,246
Building Products 1.4%
Trane Technologies PLC	228,800	35,061,312
Electrical Equipment 1.4%
Eaton Corp. PLC	268,852	35,001,842
Industrial Conglomerates 1.1%
3M Co.	163,400	28,604,804
Machinery 3.5%
AGCO Corp.	237,000	30,686,760
Ingersoll Rand, Inc.(a)	616,200	28,554,708
Stanley Black & Decker, Inc.	167,300	29,250,732
Total		88,492,200
Road & Rail 1.5%
Norfolk Southern Corp.	144,700	36,473,082
Total Industrials		322,608,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 10.9%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,065,200	47,795,524
IT Services 2.5%
Fiserv, Inc.(a)	318,288	36,720,886
MasterCard, Inc., Class A	70,700	25,017,195
Total		61,738,081
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	62,700	29,460,849
Lam Research Corp.	60,700	34,428,433
ON Semiconductor Corp.(a)	654,000	26,336,580
Total		90,225,862
Software 0.8%
Microsoft Corp.	92,100	21,402,198
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	169,100	20,505,066
Western Digital Corp.	456,900	31,311,357
Total		51,816,423
Total Information Technology		272,978,088
Materials 4.8%
Chemicals 3.7%
Albemarle Corp.	167,258	26,294,630
Eastman Chemical Co.	326,300	35,651,538
Linde PLC	118,600	28,970,422
Total		90,916,590
Metals & Mining 1.1%
Freeport-McMoRan, Inc.(a)	825,362	27,988,026
Total Materials		118,904,616
Real Estate 4.2%
Equity Real Estate Investment Trusts (REITS) 4.2%
Alexandria Real Estate Equities, Inc.	143,000	22,835,670
American Tower Corp.	126,500	27,340,445
Duke Realty Corp.	795,191	31,211,247
Welltower, Inc.	339,400	23,045,260
Total		104,432,622
Total Real Estate		104,432,622

2	Columbia Large Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.1%
Electric Utilities 1.7%
Pinnacle West Capital Corp.	199,900	13,979,007
Xcel Energy, Inc.	480,408	28,147,104
Total		42,126,111
Multi-Utilities 2.4%
Ameren Corp.	375,981	26,420,185
DTE Energy Co.	283,500	33,373,620
Total		59,793,805
Total Utilities		101,919,916
Total Common Stocks (Cost $1,667,182,132)		2,440,903,569

Convertible Bonds 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
08/15/2026	3.375%	11,983,000	11,267,936
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.1%
Lyft, Inc.(b)
05/15/2025	1.500%	17,125,000	27,709,882
Total Convertible Bonds (Cost $29,132,595)			38,977,818

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(c),(d)	18,043,498	18,041,694
Total Money Market Funds (Cost $18,038,715)		18,041,694
Total Investments in Securities (Cost: $1,714,353,442)		2,497,923,081
Other Assets & Liabilities, Net		2,663,691
Net Assets		2,500,586,772

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $27,709,882, which represents 1.11% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	18,672,136	582,007,876	(582,635,215)	(3,103)	18,041,694	(865)	25,321	18,043,498
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT138_05_L01_(04/21)